MFS(R) VARIABLE INSURANCE TRUST:

                       MFS(R) Capital Opportunities Series

                      MFS(R) Investors Growth Stock Series

                          MFS(R) Mid Cap Growth Series

                      Supplement to the Current Prospectus

Effective immediately, the applicable Portfolio Managers sections of the Prospectus are hereby revised as follows:

Portfolio Managers

Information regarding the portfolio managers of each series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the series' SAI. The portfolio managers are primarily responsible for the day-to-day management of each series.

Series                      Portfolio Managers          Primary Role          Since     Title and Five Year History
------                      ------------------          ------------          -----     ---------------------------
Capital Opportunities     Jeffrey C. Constantino     Portfolio Manager      December    Vice  President  of MFS;  employed in
Series                                                                        2005      the  investment  management  area  of
                                                                                        MFS since 2000.

                          Gregory W. Locraft, Jr.    Portfolio Manager      December    Vice  President  of MFS;  employed in
                                                                              2005      the  investment  management  area  of
                                                                                        MFS since 1998.

Investors Growth Stock         Stephen Pesek         Portfolio Manager        1999      Senior   Vice   President   of   MFS;
Series                                                                                  employed     in    the     investment
                                                                                        management area of MFS since 1994.

                               S. Irfan Ali          Portfolio Manager        2003      Senior   Vice   President   of   MFS;
                                                                                        employed     in    the     investment
                                                                                        management area of MFS since 1993.

                           Maureen H. Pettirossi     Portfolio Manager      December    Vice  President  of MFS;  employed in
                                                                              2005      the  investment  management  area  of
                                                                                        MFS since 2002; Senior Securities Analyst
                                                                                        of Wilke/Thompson Capital Management prior
                                                                                        to 2002.

Mid Cap Growth Series      David E. Sette-Ducati     Portfolio Manager        2000      Senior   Vice   President   of   MFS;
                                                                                        employed     in    the     investment
                                                                                        management area of MFS since 1995.

                             David M. Earnest        Portfolio Manager      December    Vice  President  of MFS;  employed in
                                                                              2005      the  investment  management  area  of
                                                                                        MFS since 2003; Portfolio Manager and
                                                                                        Analyst of Manning & Napier prior to 2003.

                The date of this Supplement is December 6, 2005.